Fees Summary	Dec. 03, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 31,980,000
Previously Paid Amount	0.00
Total Fee Amount	4,896.14
Total Offset Amount	0.00
Net Fee	4,896.14
Narrative - Max Aggregate Offering Price	$ 31,980,000
Final Prospectus	true